Long-term debt (Details 2) (Commercial paper) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2015 USD ($)
Commercial Paper [Line Items]
Proceeds from Issuance of Commerical Paper	CAD 2,624	CAD 2,443	CAD 3,255
Repayments of Commercial Paper	(2,173)	(2,720)	(2,987)
Net issuance (repayments) Of Commercial Paper	451	(277)	CAD 268
Commercial paper, other disclosues [Abstract]
Debt instrument principal outstanding balance	11,330	9,266
Commercial paper [Member]
Commercial paper, other disclosues [Abstract]
Debt instrument principal outstanding balance	CAD 458	CAD 0
Commercial paper, weighted average interest rate	0.41%			0.41%
Commercial paper maturity	90 days
Commercial paper [Member] | USD
Commercial paper, other disclosues [Abstract]
Debt instrument principal outstanding balance | $				$ 331
Commercial paper [Member] | Maximum [Member]
Commercial paper, other disclosues [Abstract]
Commercial paper, maximum borrowing capacity	CAD 800